Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2025
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2025
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,699	40,296	48,995
of which hedging instruments of non-current financial debt (liabilities)	–	962	962
Non-current financial assets	(1,279)	(1,991)	(3,270)
of which hedging instruments of non-current financial debt (assets)	–	(812)	(812)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,420	38,305	45,725
Variable rate bonds or bonds after fair value hedge	–	9,305	9,305
Fixed rate bonds or bonds after cash flow hedge	–	28,740	28,740
Other floating rate debt	136	722	858
Other fixed rate debt	512	460	972
Lease obligations	8,051	–	8,051
Non-current financial assets excluding derivative financial instruments	(1,279)	(925)	(2,204)
Non-current instruments held for trading	–	3	3
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,420	38,305	45,725

As of December 31, 2024
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,518	35,015	43,533
of which hedging instruments of non-current financial debt (liabilities)	–	2,313	2,313
Non-current financial assets	(1,278)	(1,027)	(2,305)
of which hedging instruments of non-current financial debt (assets)	–	(546)	(546)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,240	33,988	41,228
Variable rate bonds or bonds after fair value hedge	43	9,712	9,755
Fixed rate bonds or bonds after cash flow hedge	–	23,446	23,446
Other floating rate debt	305	304	609
Other fixed rate debt	348	726	1,074
Lease obligations	7,822	–	7,822
Non-current financial assets excluding derivative financial instruments	(1,278)	(134)	(1,412)
Non-current instruments held for trading	–	(66)	(66)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,240	33,988	41,228

As of December 31, 2023
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,427	32,051	40,478
of which hedging instruments of non-current financial debt (liabilities)	–	2,198	2,198
Non-current financial assets	(1,166)	(1,229)	(2,395)
of which hedging instruments of non-current financial debt (assets)	–	(673)	(673)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083
Variable rate bonds or bonds after fair value hedge	–	7,051	7,051
Fixed rate bonds or bonds after cash flow hedge	–	22,839	22,839
Other floating rate debt	430	408	838
Other fixed rate debt	241	840	1,081
Lease obligations	7,756	–	7,756
Non-current financial assets excluding derivative financial instruments	(1,166)	(142)	(1,308)
Non-current instruments held for trading	–	(174)	(174)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	7,261	30,822	38,083

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
Bonds after fair value hedge or variable rate		after	after	after
bonds	Currency of	December 31,	December 31,	December 31,
(M$)	issuance	2025	2024	2023(a)
Bond	USD	5,299	6,332	3,542
Bond	EUR	2,611	2,636	3,209
Bond	Others	903	1,542	1,539
Current portion (less than one year)		(204)	(1,648)	(2,118)
Principal financing entities(b)		8,609	8,862	6,172
Other consolidated subsidiaries		696	893	879
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		9,305	9,755	7,051

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after
fixed rate bonds	Currency of	December 31,	December 31,	December 31,
(M$)	issuance	2025	2024	2023
Bond	EUR	19,584	13,768	15,448
Bond	USD	10,402	10,523	8,301
Bond	Others	1,044	1,048	2,254
Current portion (less than one year)		(2,341)	(1,909)	(3,175)
Principal financing entities(b)		28,689	23,430	22,828
Other consolidated subsidiaries		51	16	11
TOTAL BONDS AFTER CASH FLOW HEDGE OR FIXED RATE BONDS		28,740	23,446	22,839

(a)

The IBOR rate reform mainly impacted the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on the USD LIBOR rate. At December 31, 2023, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE was $ 8,290 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acted as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE;

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2025	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2027	4,476	11	(635)	(169)	3,841	8%
2028	4,607	63	(218)	(71)	4,389	10%
2029	5,778	369	(379)	(150)	5,399	12%
2030	2,971	62	(287)	(12)	2,684	6%
2031 and beyond	31,163	457	(1,751)	(410)	29,412	64%
TOTAL	48,995	962	(3,270)	(812)	45,725	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2024	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2026	4,498	411	(572)	(71)	3,926	10%
2027	3,906	173	(292)	(14)	3,614	9%
2028	4,596	391	(267)	(135)	4,329	11%
2029	5,755	723	(348)	(233)	5,407	13%
2030 and beyond	24,778	615	(826)	(93)	23,952	57%
TOTAL	43,533	2,313	(2,305)	(546)	41,228	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2023	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2025	5,381	369	(434)	(110)	4,947	13%
2026	4,013	323	(304)	(102)	3,709	10%
2027	3,720	85	(349)	(55)	3,371	9%
2028	4,502	304	(246)	(142)	4,256	11%
2029 and beyond	22,862	1,117	(1,062)	(264)	21,800	57%
TOTAL	40,478	2,198	(2,395)	(673)	38,083	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2025	%	2024	%	2023	%
U.S. dollar	36,225	79%	38,002	92%	34,789	91%
Euro	8,682	19%	2,206	5%	2,322	6%
Other currencies	818	2%	1,020	3%	972	3%
TOTAL	45,725	100%	41,228	100%	38,083	100%

As of December 31,
(M$)	2025	%	2024	%	2023	%
Fixed rate	35,740	78%	30,922	75%	30,311	80%
Floating rate	9,985	22%	10,306	25%	7,772	20%
TOTAL	45,725	100%	41,228	100%	38,083	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2025	2024	2023
Current financial debt(a)	7,622	4,462	2,377
Current lease obligations	1,876	2,095	1,721
Current portion of non-current financial debt	2,540	3,467	5,492
Current borrowings (note 14)	12,038	10,024	9,590
Current portion of hedging instruments of debt (liabilities)	218	425	268
Other current financial instruments (liabilities)	170	239	178
Other current financial liabilities (note 14)	388	664	446
Current deposits beyond three months	(2,136)	(5,476)	(5,450)
Marketable securities	(707)	(683)	(519)
Financial receivables on sub-lease, current	(239)	(378)	(329)
Current portion of hedging instruments of debt (assets)	(81)	(29)	(91)
Other current financial instruments (assets)	(169)	(348)	(196)
Current financial assets (note 14)	(3,332)	(6,914)	(6,585)
NET CURRENT BORROWINGS	9,094	3,774	3,451

(a)

As of December 31, 2025, December 31, 2024 and December 31, 2023, current financial debt includes notably short-term negotiable debt security issued through programs fully and unconditionally secured by TotalEnergies SE.

Schedule of variations of financial debt

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2025	changes	reclassification	currency	fair value	Current	Other	2025
Non-current financial instruments - assets(a) and non-current financial assets	(2,305)	(16)	40	(105)	(159)	350	(1,075)	(3,270)
Non-current financial debt	43,533	7,981	(1,216)	720	593	(4,941)	2,325	48,995
Non-current financial debt and related financial instruments	41,228	7,965	(1,176)	615	434	(4,591)	1,250	45,725

Current financial instruments - assets(a)	(755)	593	30	(40)	164	(350)	(131)	(489)
Current borrowings	10,024	(4,746)	(172)	1,395	264	4,941	332	12,038
Current financial instruments - liabilities(a)	664	–	(1)	27	(302)	–	–	388
Current financial debt and related financial instruments	9,933	(4,153)	(143)	1,382	126	4,591	201	11,937

Financial debt and financial assets classified as held for sale	44	–	118	3	–	–	–	165
NET FINANCIAL DEBT	51,205	3,812	(1,201)	2,000	560	–	1,451	57,827
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2024	changes	reclassification	currency	fair value	Current	Other	2024
Non-current financial instruments - assets(a) and non-current financial assets	(2,395)	–	37	37	132	340	(456)	(2,305)
Non-current financial debt	40,478	7,532	(299)	(241)	(453)	(6,080)	2,596	43,533
Non-current financial debt and related financial instruments	38,083	7,532	(262)	(204)	(321)	(5,740)	2,140	41,228

Current financial instruments - assets(a)	(616)	609	(2)	20	(107)	(340)	(319)	(755)
Current borrowings	9,590	(5,751)	321	(760)	(138)	6,080	682	10,024
Current financial instruments - liabilities(a)	446	–	(3)	(17)	238	–	–	664
Current financial debt and related financial instruments	9,420	(5,142)	316	(757)	(7)	5,740	363	9,933

Financial debt and financial assets classified as held for sale	310	–	(261)	(5)	–	–	–	44
NET FINANCIAL DEBT	47,813	2,390	(207)	(966)	(328)	–	2,503	51,205

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2023	changes	reclassification	currency	fair value	Current	Other	2023
Non-current financial instruments - assets (a) and non-current financial assets	(2,731)	–	(96)	(21)	353	387	(287)	(2,395)
Non-current financial debt	45,264	130	667	65	(343)	(7,573)	2,268	40,478
Non-current financial debt and related financial instruments	42,533	130	571	44	10	(7,186)	1,981	38,083

Current financial instruments - assets(a)	(401)	383	(1)	(8)	(68)	(387)	(134)	(616)
Current borrowings	15,502	(14,660)	181	389	121	7,573	484	9,590
Current financial instruments - liabilities(a)	488	–	6	11	(59)	–	–	446
Current financial debt and related financial instruments	15,589	(14,277)	186	392	(6)	7,186	350	9,420

Financial debt and financial assets classified as held for sale	(38)	–	341	7	–	–	–	310
NET FINANCIAL DEBT	58,084	(14,147)	1,098	443	4	–	2,331	47,813

(a)Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2025	2024	2023
Issuance of non-current debt	8,163	7,563	189
Repayment of non-current debt	(182)	(31)	(59)
NET AMOUNT	7,981	7,532	130

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2025	2024	2023
Cash	15,618	17,475	16,956
Cash equivalents	10,584	8,369	10,307
TOTAL	26,202	25,844	27,263

Schedule of net-debt-to-capital ratio

As of December 31,
(M$)
(Assets) / Liabilities	2025	2024	2023
Current borrowings(a)	10,162	7,929	7,869
Other current financial liabilities	388	664	446
Current financial assets(a)	(3,093)	(6,536)	(6,256)
Net financial assets and liabilities held for sale or exchange(a)	7	33	17
Non-current financial debt(a)	40,944	35,711	32,722
Non-current financial assets(a)	(1,991)	(1,027)	(1,229)
Cash and cash equivalents	(26,202)	(25,844)	(27,263)
Net financial debt excluding leases	20,215	10,930	6,306

Shareholders’ equity – TotalEnergies share	114,883	117,858	116,753
Distribution of the income based on existing shares at the closing date	2,640	2,397	2,700
Shareholders’ equity	117,523	120,255	119,453

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	14.7%	8.3%	5.0%

(a)	Excluding lease receivables & lease debts.

Fair value hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

For the year ended December 31, 2025
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	5,250	25	(295)	–	(5,028)	222	–	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	3,454	92	(216)	–	(3,391)	63	–	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	27

For the year ended December 31, 2024
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	6,250	–	(230)	–	(6,103)	–	147	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	4,084	27	(618)	–	(3,588)	–	496	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	21

For the year ended December 31, 2023							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	3,500	–	(86)	–	(3,457)	–	43	Financial debt / Financial assets
Bonds	Cross Currency Swaps	4,671	45	(559)	–	(4,232)	–	439	Financial debt / Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	10

Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2025	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	11,998	411	(28)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	13,126	365	(641)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2024	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,577	543	–	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	15,055	5	(1,890)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2023	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Line items in the statement of
Bonds	Swaps	12,023	611	–	financial position
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	108	(1,821)	Financial assets

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2025
Bonds (non-current portion, before swaps)	(37,895)	(38,347)	343	(343)
Swaps hedging bonds (liabilities)	(962)	(962)	–	–
Swaps hedging bonds (assets)	812	812	–	–
Total swaps hedging bonds (assets and liabilities)	(150)	(150)	(15)	15
Current portion of non-current debt after swaps (excluding lease obligations)	(2,677)	(2,671)	3	(3)
Other interest rates swaps	11	11	3	(3)
Currency swaps and forward exchange contracts	(15)	(15)	–	–
As of December 31, 2024
Bonds (non-current portion, before swaps)	(31,434)	(31,806)	291	(291)
Swaps hedging bonds (liabilities)	(2,313)	(2,313)	–	–
Swaps hedging bonds (assets)	546	546	–	–
Total swaps hedging bonds (assets and liabilities)	(1,767)	(1,767)	(54)	54
Current portion of non-current debt after swaps (excluding lease obligations)	(3,863)	(3,851)	3	(3)
Other interest rates swaps	91	91	3	(3)
Currency swaps and forward exchange contracts	86	86	–	–
As of December 31, 2023
Bonds (non-current portion, before swaps)	(28,365)	(29,216)	162	(162)
Swaps hedging bonds (liabilities)	(2,198)	(2,198)	–	–
Swaps hedging bonds (assets)	673	673	–	–
Total swaps hedging bonds (assets and liabilities)	(1,525)	(1,525)	(12)	12
Current portion of non-current debt after swaps (excluding lease obligations)	(5,669)	(5,680)	(1)	(7)
Other interest rates swaps	240	240	17	(17)
Currency swaps and forward exchange contracts	(29)	(29)	–	–

The impact of changes in interest rates on the cost of net debt before tax is as follows:

For the year ended December 31,
(M$)	2025	2024	2023
Cost of net debt	(2,067)	(1,230)	(1,019)
Interest rate translation of :
+ 10 basis points	17	15	10
‑ 10 basis points	(17)	(15)	(10)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling
Closing rate	rates	exchange rates
December 31, 2025	0.85	0.74
December 31, 2024	0.96	0.80
December 31, 2023	0.90	0.79

As of December 31, 2025				Pound	Other
(M$)	Total	Euro	Dollar	sterling	currencies
Shareholders’ equity at historical exchange rate	128,916	16,012	93,346	4,116	15,442
Currency translation adjustment before net investment hedge	(14,028)	(7,875)	–	(2,144)	(4,009)
Net investment hedge – open instruments	(5)	(5)	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2025	114,883	8,132	93,346	1,972	11,433

As of December 31, 2024				Pound	Other
(M$)	Total	Euro	Dollar	sterling	currencies
Shareholders’ equity at historical exchange rate	133,117	20,336	93,078	4,439	15,264
Currency translation adjustment before net investment hedge	(15,254)	(8,584)	–	(2,372)	(4,298)
Net investment hedge – open instruments	(5)	(5)	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2024	117,858	11,747	93,078	2,067	10,966

As of December 31, 2023				Pound	Other
(M$)	Total	Euro	Dollar	sterling	currencies
Shareholders’ equity at historical exchange rate	130,454	19,198	92,202	4,732	14,322
Currency translation adjustment before net investment hedge	(13,696)	(7,881)	–	(2,285)	(3,530)
Net investment hedge – open instruments	(5)	(5)	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2023	116,753	11,312	92,202	2,447	10,792

Based on the 2025 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2025		Pound
(M$)	Euro	sterling
Impact of an increase of 10% of exchange rates on:
– Shareholders’ equity	813	197
– net income (TotalEnergies share)	(53)	25
Impact of a decrease of (10)% of exchange rates on:
– Shareholders’ equity	(813)	(197)
– net income (TotalEnergies share)	53	(25)

Liquidity risk
Financial structure, financial costs and financial instruments
Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2025
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(4,242)	(4,526)	(5,614)	(2,948)	(30,599)	(47,929)
Non-current financial assets excluding derivative financial instruments	–	401	138	215	264	1,186	2,204
Current borrowings	(12,038)	–	–	–	–	–	(12,038)
Other current financial liabilities	(388)	–	–	–	–	–	(388)
Current financial assets	3,332	–	–	–	–	–	3,332
Net financial assets and liabilities held for sale or exchange	(165)	–	–	–	–	–	(165)
Cash and cash equivalents	26,202	–	–	–	–	–	26,202
Net amount before financial expense	16,943	(3,841)	(4,388)	(5,399)	(2,684)	(29,413)	(28,782)
Financial expense on non-current financial debt	(1,052)	(1,021)	(1,027)	(934)	(885)	(14,193)	(19,112)
Interest differential on swaps	(263)	(211)	(213)	(160)	(90)	(415)	(1,352)
NET AMOUNT	15,628	(5,073)	(5,628)	(6,493)	(3,659)	(44,021)	(49,246)

As of December 31, 2024
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(4,109)	(3,889)	(4,459)	(5,521)	(24,662)	(42,640)
Non-current financial assets excluding derivative financial instruments	–	183	275	130	114	710	1,412
Current borrowings	(10,024)	–	–	–	–	–	(10,024)
Other current financial liabilities	(664)	–	–	–	–	–	(664)
Current financial assets	6,914	–	–	–	–	–	6,914
Net financial assets and liabilities held for sale or exchange	(44)	–	–	–	–	–	(44)
Cash and cash equivalents	25,844	–	–	–	–	–	25,844
Net amount before financial expense	22,026	(3,926)	(3,614)	(4,329)	(5,407)	(23,952)	(19,202)
Financial expense on non-current financial debt	(827)	(822)	(784)	(785)	(608)	(12,802)	(16,628)
Interest differential on swaps	(342)	(295)	(247)	(240)	(183)	(535)	(1,842)
NET AMOUNT	20,857	(5,043)	(4,645)	(5,354)	(6,198)	(37,289)	(37,672)

As of December 31, 2023
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(5,079)	(3,816)	(3,615)	(4,356)	(22,525)	(39,391)
Non-current financial assets excluding derivative financial instruments	–	132	107	244	100	725	1,308
Current borrowings	(9,590)	–	–	–	–	–	(9,590)
Other current financial liabilities	(446)	–	–	–	–	–	(446)
Current financial assets	6,585	–	–	–	–	–	6,585
Net financial assets and liabilities held for sale or exchange	(310)	–	–	–	–	–	(310)
Cash and cash equivalents	27,263	–	–	–	–	–	27,263
Net amount before financial expense	23,502	(4,947)	(3,709)	(3,371)	(4,256)	(21,800)	(14,581)
Financial expense on non-current financial debt	(469)	(517)	(460)	(430)	(390)	(4,242)	(6,508)
Interest differential on swaps	(355)	(265)	(261)	(216)	(209)	(537)	(1,843)
NET AMOUNT	22,678	(5,729)	(4,430)	(4,017)	(4,855)	(26,579)	(22,932)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2025	2024	2023
Accounts payable	(38,065)	(39,932)	(41,335)
Other operating liabilities	(21,774)	(20,242)	(19,937)
including derivative financial instruments related to commodity contracts (liabilities)	(4,395)	(7,680)	(7,650)
Accounts receivable, net	18,559	19,281	23,442
Other operating receivables	13,932	16,846	14,952
including derivative financial instruments related to commodity contracts (assets)	5,710	9,072	7,012
TOTAL	(27,348)	(24,047)	(22,878)

Credit risk
Financial structure, financial costs and financial instruments
Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2025	2024	2023
Loans to equity affiliates (note 8)	7,425	6,533	4,562
Loans and advances (note 6)	2,241	2,175	2,222
Other non-current financial assets related to operational activities (note 6)	386	1,677	1,761
Non-current financial assets (note 15.1)	3,270	2,305	2,395
Accounts receivable (note 5)	18,559	19,281	23,442
Other operating receivables (note 5)	13,932	16,846	14,952
Current financial assets (note 15.1)	3,332	6,914	6,585
Cash and cash equivalents (note 15.1)	26,202	25,844	27,263
TOTAL	75,347	81,575	83,182

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2025	2024	2023
Loans and receivables	770	1,335	1,420
Financing liabilities and associated hedging instruments	(2,424)	(2,321)	(2,190)
Fair value hedge (ineffective portion)	13	1	2
Lease assets and obligations	(628)	(552)	(499)
Assets and liabilities held for trading	202	307	248
IMPACT ON THE COST OF NET DEBT	(2,067)	(1,230)	(1,019)

Schedule of maturity of derivative instruments

For the year ended December 31, 2025	2026		2027 and beyond		Notional value schedule 2027 and beyond
(M$)	Fair	Notional	Fair	Notional					2031
Assets / (Liabilities)	value	value	value	value	2027	2028	2029	2030	and beyond
Fair value hedge
Swaps hedging bonds (assets)	49	202	68	1,451
Swaps hedging bonds (liabilities)	–	–	(511)	7,051
Total swaps hedging bonds - fair value hedge	49	202	(443)	8,502	820	1,000	789	875	5,018
Cash flow hedge
Swaps hedging bonds (assets)	32	823	744	14,879
Swaps hedging bonds (liabilities)	(218)	3,245	(451)	6,177
Total swaps hedging bonds - cash flow hedge	(186)	4,068	293	21,056	2,070	4,672	5,643	450	8,221
Forward exchange contracts related to operating activities (assets)	12	358	25	328
Forward exchange contracts related to operating activities (liabilities)	(1)	99	(3)	325
Total forward exchange contracts related to operating activities	11	457	22	653	328	325	–	–	–
Held for trading
Other interest rate swaps (assets)	137	50,776	250	30,186
Other interest rate swaps (liabilities)	(124)	41,730	(252)	31,207
Total other interest rate swaps	13	92,506	(2)	61,393	31,266	7,141	3,878	2,983	16,124
Currency swaps and forward exchange contracts (assets)	32	7,052	5	360
Currency swaps and forward exchange contracts (liabilities)	(46)	9,860	(6)	515
Total currency swaps and forward exchange contracts	(14)	16,912	(1)	875	735	140	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2024	2025		2026 and beyond		Notional value schedule 2026 and beyond
(M$)	Fair	Notional	Fair	Notional					2030
Assets / (Liabilities)	value	value	value	value	2026	2027	2028	2029	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	–	27	403
Swaps hedging bonds (liabilities)	(45)	1,630	(803)	8,301
Total swaps hedging bonds - fair value hedge	(45)	1,630	(776)	8,704	202	820	1,000	789	5,893
Cash flow hedge
Swaps hedging bonds (assets)	29	2,428	519	11,317
Swaps hedging bonds (liabilities)	(380)	2,059	(1,510)	11,828
Total swaps hedging bonds - cash flow hedge	(351)	4,487	(991)	23,145	4,116	2,143	4,740	5,667	6,479
Forward exchange contracts related to operating activities (assets)	–	94	–	–
Forward exchange contracts related to operating activities (liabilities)	(13)	271	(23)	634
Total forward exchange contracts related to operating activities	(13)	365	(23)	634	307	327	–	–	–
Held for trading
Other interest rate swaps (assets)	154	50,861	342	36,851
Other interest rate swaps (liabilities)	(124)	59,075	(281)	36,220
Total other interest rate swaps	30	109,936	61	73,071	52,496	8,714	2,739	2,821	6,300
Currency swaps and forward exchange contracts (assets)	196	17,698	5	322
Currency swaps and forward exchange contracts (liabilities)	(115)	5,212	–	(45)
Total currency swaps and forward exchange contracts	81	22,910	5	277	116	161	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2023	2024		2025 and beyond		Notional value schedule 2025 and beyond
(M$)	Fair	Notional	Fair	Notional					2029
Assets / (Liabilities)	value	value	value	value	2025	2026	2027	2028	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	250	45	403
Swaps hedging bonds (liabilities)	(75)	1,837	(570)	5,681
Total swaps hedging bonds - fair value hedge	(75)	2,087	(525)	6,084	1,630	202	820	1,000	2,432
Cash flow hedge
Swaps hedging bonds (assets)	91	2,114	628	14,830
Swaps hedging bonds (liabilities)	(193)	1,574	(1,628)	11,016
Total swaps hedging bonds - cash flow hedge	(102)	3,688	(1,000)	25,846	4,509	4,153	2,135	4,686	10,363
Forward exchange contracts related to operating activities (assets)	2	83	8	311
Forward exchange contracts related to operating activities (liabilities)	(14)	234	(2)	240
Total forward exchange contracts related to operating activities	(12)	317	6	551	285	266	–	–	–
Held for trading
Other interest rate swaps (assets)	149	38,415	393	7,690
Other interest rate swaps (liabilities)	(94)	37,170	(208)	7,407
Total other interest rate swaps	55	75,585	185	15,097	8,692	1,580	1,500	1,908	1,417
Currency swaps and forward exchange contracts (assets)	66	10,325	21	1,071
Currency swaps and forward exchange contracts (liabilities)	(84)	8,513	(32)	773
Total currency swaps and forward exchange contracts	(18)	18,838	(11)	1,844	1,840	(2)	6	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2025	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(394)	–	(394)
Cash flow hedge instruments	–	142	–	142
Assets and liabilities held for trading	–	(6)	–	(6)
Equity instruments	290	–	–	290
TOTAL	290	(258)	–	32

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2024	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(821)	–	(821)
Cash flow hedge instruments	–	(1,375)	–	(1,375)
Assets and liabilities held for trading	–	174	–	174
Equity instruments	391	–	–	391
TOTAL	391	(2,022)	–	(1,631)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2023	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(600)	–	(600)
Cash flow hedge instruments	–	(1,104)	–	(1,104)
Assets and liabilities held for trading	–	207	–	207
Equity instruments	255	–	–	255
TOTAL	255	(1,497)	–	(1,242)

Financial instruments, excluding commodity contracts | Fair value hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2025	2024	2023
Revaluation impact at market value of bonds	(1,372)	(568)	(765)
Swaps hedging bonds	1,385	569	767
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	13	1	2

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2025	2024	2023
Profit (Loss) recorded in other comprehensive income of the period	(330)	448	128
Recycled amount from other comprehensive income to the income statement of the period	158	(260)	140